CONSOLIDATED STATEMENT OF INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations
Revenues	$ 38,108,160	$ 48,957,223	$ 29,875,727
Cost of sales	(16,815,404)	(25,807,727)	(13,584,983)
Gross income	21,292,756	23,149,496	16,290,744
Administrative and selling expenses	(2,972,603)	(3,585,133)	(2,909,663)
Other operating income	14,098,495	24,986,160	27,692,377
Other operating expenses	(457,084)	(368,606)	(278,290)
Impairment of property, plant and equipment and intangible assets	(4,016,305)	(5,996,233)	0
CVO receivables update	0	0	23,072,749
Operating income	27,945,259	38,185,684	63,867,917
Gain (loss) on net monetary position	1,159,246	(3,310,603)	(8,452,938)
Finance income	5,159,795	4,902,024	4,775,371
Finance expenses	(22,297,137)	(21,680,208)	(13,195,831)
Share of the profit of associates	108,750	1,515,649	2,249,648
Income before income tax from continuing operations	12,075,913	19,612,546	49,244,167
Income tax for the year	(5,117,975)	(7,821,606)	(13,831,383)
Net income for the year from continuing operations	6,957,938	11,790,940	35,412,784
Discontinued operations
Income after tax for the year from discontinued operations	0	0	578,393
Net income for the year	6,957,938	11,790,940	35,991,177
Attributable to:
Equity holders of the parent	6,891,921	11,992,373	36,691,002
Non-controlling interests	66,017	(201,433)	(699,825)
Net income for the year	$ 6,957,938	$ 11,790,940	$ 35,991,177
Basic and diluted earnings per share (ARS)	$ 4.58	$ 7.97	$ 24.38
Basic and diluted earnings per share from continuing operations (ARS)	$ 4.58	$ 7.97	$ 23.99